Related parties (Details) - Goodwood [Member] - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	May 31, 2022	May 31, 2022	Dec. 31, 2021
Related parties transactions [Abstract]
Ownership interest percentage	53.00%	50.00%
Additional percentage of equity interest acquired	3.00%
Technical management fees paid		$ 1,485	$ 3,459